Financial Information By Industry Segment And Geographic Area	12 Months Ended
Dec. 31, 2011
Financial Information By Industry Segment And Geographic Area [Abstract]
Financial Information By Industry Segment And Geographic Area

NOTE 18 FINANCIAL INFORMATION BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA

International Paper's industry segments, Industrial Packaging, Printing Papers, Consumer Packaging and Distribution Businesses, are consistent with the internal structure used to manage these businesses. Beginning on January 1, 2011, the Forest Products Business is no longer being reported by the Company as a separate industry segment due to the immateriality of the results of the remaining business on the Company's consolidated financial statements. All segments are differentiated on a common product, common customer basis consistent with the business segmentation generally used in the Forest Products industry.

For management purposes, International Paper reports the operating performance of each business based on earnings before interest and income taxes (EBIT). Intersegment sales and transfers are recorded at current market prices.

External sales by major product is determined by aggregating sales from each segment based on similar products or services. External sales are defined as those that are made to parties outside International Paper's consolidated group, whereas sales by segment in the Net Sales table are determined using a management approach and include intersegment sales.

The Company also holds a 50% interest in Ilim that is a separate reportable industry segment. The Company recorded equity earnings, net of taxes, of $134 million and $102 million in 2011 and 2010, respectively, and equity losses, net of taxes, of $27 million in 2009 for Ilim.

INFORMATION BY INDUSTRY SEGMENT

Net Sales

In millions	2011	2010	2009
Industrial Packaging	$10,430	$9,840	$8,890
Printing Papers	6,215	5,940	5,680
Consumer Packaging	3,710	3,400	3,060
Distribution	6,630	6,735	6,525
Forest Products	0	220	45
Corporate and Intersegment Sales	(951)	(956)	(834)
Net Sales	$26,034	$25,179	$23,366

Operating Profit

In millions	2011	2010	2009
Industrial Packaging	$1,147	$826	$761
Printing Papers	872	481	1,091
Consumer Packaging	163	207	433
Distribution	34	78	50
Forest Products	0	94	25
Operating Profit	2,216	1,686	2,360
Interest expense, net	(541)	(608)	(669)
Noncontrolling interests / equity earnings adjustment (a)	10	15	23
Corporate items, net	(145)	(226)	(181)
Restructuring and other charges	(82)	(70)	(333)
Net gains (losses) on sales and impairments of businesses	0	25	(1)
Earnings (Loss) From Continuing Operations Before Income Taxes and Equity Earnings	$1,458	$822	$1,199

Restructuring and Other Charges

In millions	2011	2010	2009
Industrial Packaging	$20	$19	$684
Printing Papers	(24)	315	257
Consumer Packaging	2	8	74
Distribution	49	0	5
Corporate	55	52	333
Restructuring and Other Charges	$102	$394	$1,353

Assets

In millions	2011	2010
Industrial Packaging	$9,433	$9,353
Printing Papers	7,311	7,449
Consumer Packaging	3,086	3,025
Distribution	1,718	1,761
Forest Products	0	627
Corporate and other (b)	5,470	3,194
Assets	$27,018	$25,409

Capital Spending

In millions	2011	2010	2009
Industrial Packaging	$426	$301	$183
Printing Papers	364	283	218
Consumer Packaging	310	159	126
Distribution	8	5	6
Forest Products	0	3	1
Subtotal	1,108	751	534
Corporate and other	51	24	0
Total from Continuing Operations	$1,159	$775	$534

Depreciation, Amortization and Cost of Timber Harvested (c)

In millions	2011	2010	2009
Industrial Packaging	$513	$597	$678
Printing Papers	486	479	447
Consumer Packaging	217	228	210
Distribution	14	13	14
Forest Products	0	5	6
Corporate	102	134	117
Depreciation and Amortization	$1,332	$1,456	$1,472

External Sales By Major Product

In millions	2011	2010	2009
Industrial Packaging	$10,376	$9,812	$8,813
Printing Papers	5,510	5,220	5,114
Consumer Packaging	3,577	3,241	2,911
Distribution	6,571	6,683	6,486
Forest Products	0	223	42
Net Sales	$26,034	$25,179	$23,366

INFORMATION BY GEOGRAPHIC AREA

Net Sales (d)

In millions	2011	2010	2009
United States (e)	$19,434	$19,501	$18,355
Europe	3,183	2,839	2,716
Pacific Rim and Asia	1,807	1,377	1,002
Americas, other than U.S.	1,610	1,462	1,293
Net Sales	$26,034	$25,179	$23,366

Long-Lived Assets (f)

In millions	2011	2010
United States	$8,536	$8,866
Europe	936	1,047
Pacific Rim and Asia	855	468
Americas, other than U.S.	1,871	2,162
Corporate	279	206
Long-Lived Assets	$12,477	$12,749

(a)

Operating profits for industry segments include each segment's percentage share of the profits of subsidiaries included in that segment that are less than wholly-owned. The pre-tax noncontrolling interests and equity earnings for these subsidiaries is added here to present consolidated earnings from continuing operations before income taxes and equity earnings.

(b)	Includes corporate assets and assets of businesses held for sale.
(c)	Excludes accelerated depreciation related to closure of mills.
(d)	Net sales are attributed to countries based on the location of the seller.
(e)	Export sales to unaffiliated customers were $2.1 billion in 2011, $1.8 billion in 2010 and $1.4 billion in 2009.
(f)	Long-Lived Assets includes Forestlands and Plants, Properties and Equipment, net.